Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-current Liabilities

	December 31, 2022	December 31, 2021
Cash-settled equity awards (Note 15(b))	$2,256	$2,524
Value added tax and other taxes payable	1,352	861
Withholding and taxes payable	3,902	2,935
Provision for legal and tax matters (Note 26)	1,578	2,331
Other liabilities	2,731	2,908
	$11,819	$11,559